POLICYHOLDER ACCOUNT BALANCES Separate Accounts Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	$ 3,394
Balance, end of the period	3,374	$ 3,394
VUL
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	1,832	1,437
Premiums and deposits	358	328
Policy charges	(116)	(102)
Surrenders and withdrawals	(28)	(30)
Benefit payments	(9)	(5)
Investment performance	(335)	(33)
Net transfers from (to) separate account	(49)	237
Balance, end of the period	1,653	1,832
Cash surrender value	1,338	1,520
GMxB Core
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	315	0
Premiums and deposits	536	282
Policy charges	(4)	0
Surrenders and withdrawals	(12)	(1)
Benefit payments	(2)	0
Investment performance	(77)	8
Net transfers from (to) separate account	0	26
Balance, end of the period	756	315
Cash surrender value	693	292
Investment Edge
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	0
Premiums and deposits	0
Policy charges	33
Surrenders and withdrawals	0
Benefit payments	0
Investment performance	0
Net transfers from (to) separate account	(7)
Balance, end of the period	26	0
Cash surrender value	25
Reinsured
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	1,244	1,161
Premiums and deposits	0
Policy charges	(35)	(38)
Surrenders and withdrawals	0
Benefit payments	0
Investment performance	(247)	194
Net transfers from (to) separate account	(49)	(73)
Balance, end of the period	913	1,244
Others
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of the period	3
Balance, end of the period	$ 26	$ 3